SHORT-TERM INVESTMENTS (Schedule Of Additional Information On The Realized Gains And Losses) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Additional information on the realized gains and losses from available-for-sale investments
Proceeds		$ 62,704	$ 415,528	$ 118,958
Initial costs		59,136	240,346	63,190
Gains (losses)		3,568	175,182	55,768
Equity securities [Member]
Additional information on the realized gains and losses from available-for-sale investments
Proceeds	[1]	62,704	352,733	81,456
Initial costs	[1]	59,136	177,633	25,950
Gains (losses)	[1]	$ 3,568	175,100	55,506
Corporate bonds [Member]
Additional information on the realized gains and losses from available-for-sale investments
Proceeds	[2]		62,795	37,502
Initial costs	[2]		62,713	37,240
Gains (losses)	[2]		$ 82	$ 262

[1]	During the years ended December 31, 2013, 2014 and 2015, the Company purchased and sold several stocks and recorded $55,506, $175,100 and $3,568 of gain in the consolidated statements of operations. In addition, the Company received stock dividends of $1,050 and $157 in the years ended December 31, 2014 and 2015, respectively, and recognized these as realized gain of short-term investments.
[2]	During the year ended December 31, 2013, the Company purchased several corporate bonds at a cost of $39,782 and classified such corporate bonds as available-for-sale securities. A portion of corporate bonds was impaired because of the change of fair value and $2,098 was recognized as an impairment loss in accordance with the difference between the investment's cost and its fair value at December 31, 2013. During the year ended December 31, 2014, the Company sold all the Corporate bonds and recognized $82 as realized gain.